Commitments and Contingencies (Details) - Schedule of components of lease expense - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Components Of Lease Expense Abstract
Operating lease cost	$ 93,155	$ 93,155	$ 202,804
Short term lease cost	72,826	148,540	14,041
Total net lease cost	$ 165,980	$ 241,694	$ 216,845